IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL - Additional Disclosures (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill impairment	$ 54,200,000	$ 0	$ 54,199,000	$ 0	$ 0
Williston Basin – Liquids Segment
Goodwill [Line Items]
Goodwill impairment			$ 0